Principal accounting policies - Research and development expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Capitalized development costs related to ERP software as intangible assets	$ 0	$ 0	$ 0